Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000817656
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032294
Shareholder Report [Line Items]
Fund Name	Elfun International Equity Fund
Trading Symbol	EGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Primary drivers of relative performance included the following:

Outperformance and overweight in professional services. Professional services companies, a segment of the industrials sector, did well in the reporting period and the Fund benefitted from both an overweight and outperformance. The Fund’s position in Recruit Holdings (Japan), a provider of human resources services, was the top contributor to relative returns as it rose 68.1% in US dollars (and even more in its local Yen currency).

Outperformance in Healthcare. The Fund benefitted from healthcare positioning, including positions both held and not held. Among holdings, French eyewear company EssilorLuxottica rose on expanding margins and innovative products like the Ray-Ban Meta smart glasses. The Fund did not hold Danish pharma company Novo Nordisk, which fell significantly in the second half of the year on a number of issues including limited production capacity in its popular weight-loss drug Wegovy.

Underperformance in Consumer Staples. The Fund’s consumer staples positions lagged. Most notably was Japanese cosmetics company Shiseido, which has struggled under a downturn in Chinese tourism and consumer spending as Chinese economic struggles continued in 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EGLBX	MSCI EAFE Index
12/31/14	$10,000	$10,000
01/31/15	$10,066	$10,049
02/28/15	$10,782	$10,650
03/31/15	$10,741	$10,488
04/30/15	$11,036	$10,916
05/31/15	$11,122	$10,860
06/30/15	$10,863	$10,552
07/31/15	$11,000	$10,772
08/31/15	$10,127	$9,979
09/30/15	$9,538	$9,472
10/31/15	$10,320	$10,213
11/30/15	$10,228	$10,054
12/31/15	$9,982	$9,919
01/31/16	$9,237	$9,201
02/29/16	$8,948	$9,033
03/31/16	$9,584	$9,620
04/30/16	$9,878	$9,899
05/31/16	$9,801	$9,809
06/30/16	$9,475	$9,480
07/31/16	$9,909	$9,960
08/31/16	$9,940	$9,967
09/30/16	$10,054	$10,090
10/31/16	$9,858	$9,883
11/30/16	$9,656	$9,687
12/31/16	$9,896	$10,018
01/31/17	$10,171	$10,308
02/28/17	$10,208	$10,456
03/31/17	$10,462	$10,744
04/30/17	$10,710	$11,017
05/31/17	$11,143	$11,421
06/30/17	$11,122	$11,401
07/31/17	$11,476	$11,730
08/31/17	$11,354	$11,726
09/30/17	$11,661	$12,017
10/31/17	$11,899	$12,200
11/30/17	$12,025	$12,328
12/31/17	$12,171	$12,526
01/31/18	$12,842	$13,154
02/28/18	$12,117	$12,560
03/31/18	$12,042	$12,334
04/30/18	$12,166	$12,615
05/31/18	$11,967	$12,332
06/30/18	$11,763	$12,181
07/31/18	$11,983	$12,481
08/31/18	$11,865	$12,240
09/30/18	$11,801	$12,346
10/31/18	$10,792	$11,364
11/30/18	$10,786	$11,349
12/31/18	$10,183	$10,798
01/31/19	$10,744	$11,508
02/28/19	$11,228	$11,801
03/31/19	$11,437	$11,876
04/30/19	$11,921	$12,210
05/31/19	$11,267	$11,623
06/30/19	$12,103	$12,313
07/31/19	$11,949	$12,157
08/31/19	$11,773	$11,842
09/30/19	$12,130	$12,181
10/31/19	$12,681	$12,619
11/30/19	$12,818	$12,761
12/31/19	$13,252	$13,176
01/31/20	$12,821	$12,900
02/29/20	$11,876	$11,734
03/31/20	$10,332	$10,168
04/30/20	$11,081	$10,825
05/31/20	$11,624	$11,296
06/30/20	$12,183	$11,681
07/31/20	$12,452	$11,953
08/31/20	$13,117	$12,568
09/30/20	$12,938	$12,241
10/31/20	$12,469	$11,752
11/30/20	$14,376	$13,574
12/31/20	$15,016	$14,205
01/31/21	$14,710	$14,054
02/28/21	$15,067	$14,369
03/31/21	$15,180	$14,700
04/30/21	$15,724	$15,142
05/31/21	$16,341	$15,636
06/30/21	$16,074	$15,460
07/31/21	$16,176	$15,576
08/31/21	$16,776	$15,851
09/30/21	$16,142	$15,391
10/31/21	$16,448	$15,769
11/30/21	$15,565	$15,035
12/31/21	$16,375	$15,805
01/31/22	$15,591	$15,042
02/28/22	$14,948	$14,776
03/31/22	$15,125	$14,871
04/30/22	$13,931	$13,909
05/31/22	$14,231	$14,013
06/30/22	$12,895	$12,713
07/31/22	$13,753	$13,346
08/31/22	$12,822	$12,712
09/30/22	$11,652	$11,523
10/31/22	$12,344	$12,143
11/30/22	$14,010	$13,510
12/31/22	$13,737	$13,521
01/31/23	$14,989	$14,616
02/28/23	$14,524	$14,311
03/31/23	$14,989	$14,666
04/30/23	$15,395	$15,080
05/31/23	$15,054	$14,442
06/30/23	$15,781	$15,099
07/31/23	$16,332	$15,587
08/31/23	$15,546	$14,990
09/30/23	$14,799	$14,478
10/31/23	$14,150	$13,891
11/30/23	$15,552	$15,181
12/31/23	$16,533	$15,987
01/31/24	$16,513	$16,079
02/29/24	$16,800	$16,373
03/31/24	$17,234	$16,912
04/30/24	$16,760	$16,479
05/31/24	$17,943	$17,117
06/30/24	$17,582	$16,841
07/31/24	$18,023	$17,335
08/31/24	$18,517	$17,899
09/30/24	$18,657	$18,064
10/31/24	$17,502	$17,082
11/30/24	$17,542	$16,985
12/31/24	$17,093	$16,598

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EGLBX	3.39%	5.22%	5.51%
MSCI EAFE Index	3.82%	4.73%	5.20%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 168,329,279
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 373,702
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$168,329,279 Number of Portfolio Holdings55 Portfolio Turnover Rate12% Total Advisory Fees Paid$373,702
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Schneider Electric SE	3.2%
London Stock Exchange Group PLC	3.1%
SAP SE	3.1%
Sony Group Corp.	3.1%
Recruit Holdings Co. Ltd.	3.0%
ASML Holding NV	3.0%
Novartis AG	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Tokio Marine Holdings, Inc.	2.8%
AstraZeneca PLC	2.8%

Top Ten Countries

Country	%
Japan	19.3%
France	18.6%
United Kingdom	16.7%
Switzerland	10.6%
Germany	8.3%
Netherlands	6.4%
Spain	3.1%
Ireland	2.6%
Singapore	2.2%
Sweden	2.1%